Inventory (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Raw materials and work in progress	$ 287,971	$ 1,272,379
Finished goods and merchandise goods	3,847,653	11,509,362
Inventory	$ 4,135,624	$ 12,781,741